Equity and Share-Based Compensation - Summary of Restricted Unit Activity (Detail) - Restricted Stock Units - $ / shares		12 Months Ended
	Aug. 28, 2020	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Granted	159,362
New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Non-vested balance		3,347,449	1,395,132	1,374,348
Units, Granted		180,610	2,769,316	29,022
Units, Vested		(57,363)	(34,704)	(8,238)
Units, Forfeited		(141,510)	(782,295)
Units, Non-vested balance		3,329,186	3,347,449	1,395,132
Weighted Average Grant Date Fair Value Per Unit, Non-vested balance		$ 5.50	$ 6.00	$ 6.00
Weighted Average Grant Date Fair Value Per Unit, Granted		5.26	5.34	6.03
Weighted Average Grant Date Fair Value Per Unit, Vested		5.26	5.90	6.07
Weighted Average Grant Date Fair Value Per Unit, Forfeited		5.30	5.79
Weighted Average Grant Date Fair Value Per Unit, Non-vested balance		$ 5.50	$ 5.50	$ 6.00